Business acquisitions - Narrative (Details) - CAD ($)				3 Months Ended		12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022	Oct. 01, 2022	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
MacKellar
Finite-Lived Intangible Assets [Line Items]
Percentage of business acquired	100.00%
Total consideration transferred	$ 179,668,000
Financing obligations, payments	73,657,000				$ 73,657,000	$ 73,657,000
Finance lease obligations, payments	18,509,000				18,509,000
Accounts receivable	65,033,000
Property, plant and equipment	394,394,000
Revenue				$ 122,519,000
Revenue percentage				12.80%
Net income				$ 13,946,000
Net income percentage				22.10%
Acquisition related costs						7,095,000
Total consideration transferred	383,614,000
Assumed lease liabilities	30,516,000
Cash consideration	$ 65,572,000
Deferred consideration related to acquisition		$ 0		$ 20,070,000	20,070,000	20,070,000	$ 0
MLN
Finite-Lived Intangible Assets [Line Items]
Percentage of business acquired			100.00%
Accounts receivable			$ 4,068,000
Property, plant and equipment			9,562,000
Revenue							5,224,000
Net income							1,094,000
Acquisition related costs							95,000
Total consideration transferred			8,002,000
Property, plant and equipment and working capital			13,723,000
Assumed lease liabilities			$ 5,721,000
Cash consideration		3,000,000
Deferred consideration related to acquisition		$ 5,002,000		$ 0	$ 0	0	$ 5,002,000
Deferred consideration paid						$ 5,002,000